ORGANIZATION AND CAPITAL MANAGEMENT - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Summary of the Corporation's Capital [Line Items]
Corporation's Capital		$ 412,279	$ 400,175
The Corporation
Summary of the Corporation's Capital [Line Items]
Corporation's Capital		$ 61,799	$ 60,439
Bottom of range
Summary of the Corporation's Capital [Line Items]
Target return	1500.00%